INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Significant Components of Deferred Tax Assets
Significant components of the Company and its subsidiary deferred tax assets are as follows:
	As of December 31,
	2 0 1 4	2 0 1 3

Israel net operating loss carry-forwards (*)	$-	$19
Temporary differences relating to reserve and allowances	1,796	151

Net deferred tax asset	$1,796	$170

Schedule of Presentation in Balance Sheets for Deferred Taxes	Presentation in balance sheets:
	December 31,
	2 0 1 4	2 0 1 3

Current deferred income tax	$142	$137
Other long term assets	1,654	33
	$1,796	$170

Schedule of Israel and International components of income profit before taxes
	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2

Israel	$16,648	$11,788	$11,425
International	826	1,238	527
	$17,474	$13,026	$11,952

Reconciliation of Theoretical and Actual Tax Expense

The following is a reconciliation of the theoretical tax expense, assuming that all income is taxed at the ordinary statutory average corporate tax rate in Israel and the actual tax expense in the statement of operations, is as follows:

	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2

Net income before taxes	$17,474	$13,026	$11,952
Statutory tax expenses	4,631	3,256	2,988
Effect of Approved Enterprise status	(8,639)	-	-
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	776	218	46
Different tax rates of deferred taxes	1,839	(1,344)	1,901
Deferred taxes on carryforward tax losses for which valuation allowance was provided	(39)	-	-
Effect of foreign operations taxed at various rates	(31)	96	-
Adjustments for previous years tax	-	261	-
Reinstate advances paid to tax authorities	-	-	(747)
Change in valuation allowance	42	-	(4,080)
Other	243	24	16
	(5,809)	(745)	(2,864)
Actual tax expense (benefit)	$(1,178)	$2,511	$124

Schedule of Uncertain Tax Positions
The following table summarizes the changes in uncertain tax positions:

	As of December 31,
	2 0 1 4	2 0 1 3

Balance at the beginning of the year	$451	$255
Increase (decrease) related to prior year tax positions, net	(36)	24
Increase related to current year tax positions	236	172
Balance at the end of the year	$651	$451